Angel Oak Funds Trust
One Buckhead Plaza
3060 Peachtree Road NW, Suite 500
Atlanta, GA 30305

July 15, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)

Dear Sir or Madam:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, filed with this letter is the registration statement for the Angel Oak Flexible Income Fund, a series of Angel Oak Funds Trust, a new investment company.

The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
President